Right-of-Use Assets and Operating Lease Liabilties	12 Months Ended
Dec. 31, 2022
Right-of-Use Assets and Operating Lease Liabilties [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILTIES
11.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILTIES

The carrying amounts of right-of-use assets are as below:

	2022	2021
Balance at January 1,	$2,364,993	$4,190,351
New leases	2,956,201	824,734
Depreciation expense	(1,066,662)	(2,279,722)
Exchange difference	(83,123)	(370,370)
Balance at December 31,	$4,171,409	$2,364,993

The total operating lease liabilities are as below:

	As of December 31,
	2022	2021
Current portion	$1,774,192	$2,366,045
Non-current portion	2,340,075	-
Operating lease liabilities	$4,114,267	$2,366,045

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during year 2022, 2021 and 2020 was 3.52%, 3.49% and 3.25%, respectively.

During the years ended December 31, 2022, 2021 and 2020, interest expense of $89,470, $109,848 and $146,273 arising from lease liabilities was included in finance costs, respectively. Depreciation expense related to right-of-use assets was $1,991,447, $2,279,722 and $2,506,446, respectively during the years ended December 31, 2022, 2021 and 2020.